INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012 Trident intellectual property	Dec. 31, 2013 Trident intellectual property	Dec. 31, 2012 Trident intellectual property	Dec. 31, 2013 Other software license and technology	Dec. 31, 2012 Other software license and technology	Dec. 31, 2013 Other software license and technology Minimum	Dec. 31, 2013 Other software license and technology Maximum	Dec. 31, 2013 Coolsand acquisition	Dec. 31, 2012 Coolsand acquisition
INTANGIBLE ASSETS
Intangible assets	$ 63,160	$ 62,439		$ 16,406	$ 16,406	$ 9,654	$ 8,933			$ 37,100	$ 37,100
Less: accumulated amortization	18,852	7,531		3,144	1,511	2,524	256			13,184	5,764
Net book value	44,308	54,908		13,262	14,895	7,130	8,677			23,916	31,336
Period of non-exclusive, worldwide, non-transferable license			10 years
Total consideration paid in cash	7,146	11,350	16,000
Estimated useful life				10 years				3 years	10 years	5 years
Estimated amortization expenses from existing intangible assets
2014	11,430
2015	11,345
2016	10,561
2017	3,485
2018	1,830
2019 and thereafter	5,657
Net book value	44,308	54,908		13,262	14,895	7,130	8,677			23,916	31,336
Amortization expense	$ 11,321	$ 7,531